Derivative Liabilities - Assumptions Used to Calculate Fair Value (Parenthetical) (Detail)			12 Months Ended
		Dec. 30, 2015	Dec. 31, 2015
Maximum
Derivative [Line Items]
Percentage of common stock outstanding		19.90%
Series D Warrant
Derivative [Line Items]
Dividend yield		0.00%
Debt instrument, conversion feature			The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
Conversion feature, threshold consecutive trading days			5 days
Series D Warrant | US Treasury Bill Securities [Member]
Derivative [Line Items]
Contractual Term		5 years
Convertible Notes Payable
Derivative [Line Items]
Contractual Term		1 year 3 months 29 days
Dividend yield		0.00%
Expected probability of Shareholder approval	[1]	85.00%
Convertible Notes Payable | US Treasury Bill Securities [Member]
Derivative [Line Items]
Contractual Term		1 year 6 months
Convertible Notes Payable | Maximum
Derivative [Line Items]
Percentage of common stock outstanding		19.90%

[1]	Management has estimated a probability of 85% that Shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past Shareholder voting history and discussions with current Shareholders and consultants.